Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

11. Income Taxes

Effective tax rates

The consolidated effective tax rate for the nine months ended September 30, 2021 and 2020 was (3.5)% and (1.1)%, respectively. The change in effective tax rate over the two periods was predominantly reflective of the change in profit before tax of its wholly-owned subsidiaries in Israel and the Netherlands. The Company believes that as of September 30, 2021, it had no material uncertain tax positions. Interest and penalties related to unrecognized tax expenses (benefits) are recognized in income tax expense, when applicable.

There were no material liabilities for interest and penalties accrued as of September 30, 2021.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. In addition, governments around the world have enacted or implemented various forms of tax relief in measures in response to the economic conditions due to the COVID-19 pandemic. As of September 30, 2021, the Company has determined that neither the CARES Act nor changes to income tax laws or regulations in other jurisdictions had a significant impact on the Company’s effective tax rate.

17. Income Taxes

Corporate tax rates

Lemonade, Inc., together with its U.S. subsidiaries, is taxed under the tax laws of the United States and the statutory enacted corporate income tax rate for the years ended December 31, 2020 and 2019 is approximately 21%.

The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduced the corporate income tax rate to 23%.

The statutory enacted corporate tax rate in the Netherlands is approximately 25%.

Deferred taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences.

The components of the net deferred tax assets are as follows ($ in millions):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$92.7	$62.1
Deferred ceding commission	4.8	—
Charitable contribution	4.7	0.3
Stock-based compensation	3.8	0.4
Net unearned premium	1.4	2.9
Startup costs	0.9	1.0
Other	0.3	0.1
Total gross deferred tax assets	108.6	66.8

Deferred tax liabilities:
Deferred acquisition costs	(0.8)	(0.4)
Depreciation and amortization	(0.9)	(0.4)
Total gross deferred tax liabilities	(1.7)	(0.8)

Valuation allowance	(106.9)	(66.0)
Total deferred tax assets, net	$—	$—

Income tax expense

(Loss) income before tax consists of the following ($ in millions):

	December 31,
	2020	2019	2018
United States	$(123.6)	$(109.5)	$(53.0)
Foreign	2.8	1.6	0.4
Total	$(120.8)	$(107.9)	$(52.6)

Income tax expense consists of the following ($ in millions):

	December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	1.5	0.6	0.3
Total current	1.5	0.6	0.3

Deferred:
Federal	$—	$—	—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—
Total income tax expense	$1.5	$0.6	$0.3

The Company classifies all interest and penalties related to tax contingencies as income tax expense.

As of December 31, 2020, there were no material positions for which management believes it is reasonably possible that the total amounts will significantly increase or decrease within 12 months of the reporting date.

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes.

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	December 31,
	2020	2019	2018
Income at US statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	12.8%	13.9%	12.0%
Permanent differences	(1.2)%	(1.7)%	(1.4)%
Tax law change	—%	—	0.5%
Foreign rate differential	0.2%	0.1%	—%
Valuation allowance	(33.9)%	(33.9)%	(33.6)%
Other	(0.1)%	—	0.9%
Total income taxes	(1.2)%	(0.6)%	(0.6)%

Tax reform in the U.S.

The Company selected to apply the "period cost method" to account for the Global Intangible Low-Taxed Income, and treated it as a current-period expense for December 31, 2020, 2019 and 2018 and had a gross inclusion of $8.7 million, $5.5 million and $2.3 million respectively, in its taxable income.

Tax benefits under Israel’s law for the Encouragement of Capital Investments, 1959 ("the Investment Law")

As of January 1, 2011, new legislation amending the Investment Law came into effect (the "2011 Amendment"). The 2011 Amendment introduced new statuses of "Preferred Company" and "Preferred Enterprise", replacing the then existing status of "Beneficiary Company" and "Beneficiary Enterprise". Similar to the previous status of Beneficiary Company, a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions, including a minimum threshold of 25% export, though the requirement for a minimum investment in productive assets was cancelled as part of the 2011 Amendment.

Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of the Preferred Company, as opposed to the former law which was limited to income from the Approved Enterprises and Beneficiary Enterprise during the benefits period. During 2015 and 2016, the uniform corporate tax rate was 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. In December 2016, the Economic Efficiency Law 2016 (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which includes Amendment 73 to the Investment Law ("the Amendment"), was published. According to the Amendment, a Preferred Enterprise located in Development Zone A will be subject to a tax rate of 7.5%, effective from January 1, 2017 and thereafter. The tax rate applicable to Preferred Enterprises located in other areas remains at 16%.

During 2019, Lemonade Ltd., which is located outside Development Zone A, adopted the Amendment and filed a request to receive Preferred Enterprises status.

Net operating loss carryforward

As of December 31, 2020, the Company has gross accumulated federal losses for tax purposes of $272.1 million, which can be offset against future taxable income. Of this federal loss carryforward, $35.5 million in losses will begin to expire in 2035 and $236.6 million in losses can be carried forward indefinitely. As of December 31, 2020, the Company has gross accumulated state and local losses for tax purposes of $528.3 million which will begin to expire in 2029.

The Company’s income tax returns for 2017 through 2019 remain subject to examination by the tax authorities.

Coronavirus Aid, Relief, and Economic Security Act

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. In addition, governments around the world have enacted or implemented various forms of tax relief measures in response to the economic conditions in the wake of COVID-19. On December 27, 2020, the “Consolidated Appropriations Act, 2021” was signed into law in the U.S. to reprise several significant COVID relief provisions. As of December 31, 2020, the Company has determined that neither the CARES Act , the Consolidated Appropriations Act nor any changes to income tax laws or regulations in other jurisdictions had a significant impact on our effective tax rate.